Offerings	Feb. 10, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of OUTFRONT Media Inc.
Fee Rate	0.01531%
Offering Note
(1)
(a)
The Company is filing this registration statement to replace its registration statement (No. 333-262986). An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices and as may from time to time be issued upon conversion, redemption, exchange, exercise or settlement of other securities registered hereunder, including under any applicable anti-dilution provision. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(b)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Outfront Media Capital LLC and Outfront Media Capital Corporation
Fee Rate	0.01531%
Offering Note	(2) See footnotes (1)(a) and (1)(b).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of Debt Securities of OUTFRONT Media Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	(3) See footnotes (1)(a). Pursuant to Rule 457(n), no separate registration fee will be paid in respect of any such guarantees.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of Debt Securities of Outfront Media Capital LLC and Outfront Media Capital Corporation
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	(4) See footnotes (1)(a). Pursuant to Rule 457(n), no separate registration fee will be paid in respect of any such guarantees.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share of OUTFRONT Media Inc.
Fee Rate	0.01531%
Offering Note	(5) See footnotes (1)(a) and (1)(b).
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share of OUTFRONT Media Inc.
Fee Rate	0.01531%
Offering Note	(6) See footnotes (1)(a) and (1)(b).
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of OUTFRONT Media Inc.
Fee Rate	0.01531%
Offering Note	(7) See footnotes (1)(a) and (1)(b).